Long-Term Debt - Promissory Note (Details) - Promissory note $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Maturity of debt term	1 year
Interest rate until initial maturity	7
Interest rate until extended maturity	12
Available credit facility	$ 5,000
Maximum
Debt Instrument [Line Items]
Debt Face Amount	$ 15,000